UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY 10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY 10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

Shares		Value
	COMMON STOCKS - 93.38%
	Aerospace - 5.17%
4,500	Applied Signal Technology, Inc.	$ 143,955
1,500	The Boeing Company	77,430
8,500	Cubic Corporation	194,650
4,000	DRS Technologies, Inc. *	149,760
5,000	Frequency Electronics, Inc.	64,250
4,000	Lockheed Martin Corporation	223,120
		853,165

	Banks - 1.54%
1,000	HSBC Holdings plc ADR(1)	79,800
6,000	U.S. Bancorp	173,400
		253,200

	Biotechnology - 6.44%
2,000	Amgen Inc. *	113,360
3,000	Chiron Corporation *	132,600
3,000	Gen-Probe Incorporated *	119,610
2,000	Genentech, Inc. *	104,840
4,000	Genzyme Corporation *	217,640
3,000	Gilead Sciences, Inc. *	112,140
4,000	Martek Biosciences Corporation *	194,560
3,000	Telik, Inc. *	66,900
		1,061,650

	Building & Construction - 0.84%
4,000	Masco Corporation	138,120

	Chemicals - 5.67%
4,000	Airgas, Inc.	96,280
3,000	Albemarle Corporation	105,270
2,000	Ceradyne, Inc. *	87,820
2,500	The Dow Chemical Company	112,950
14,000	PolyOne Corporation *	105,280
5,000	RPM International, Inc.	88,250
3,000	Rohm and Haas Company	128,910
2,000	Sigma-Aldrich Corporation	116,000
10,000	W.R. Grace & Co. *	94,500
		935,260

	Containers - 0.45%
2,000	Ball Corporation	74,860

	Drugs - 1.00%
2,000	Pfizer Inc.	61,200
4,000	Teva Pharmaceutical Industries Ltd. ADR(1)	103,800
		165,000

	Electrical Equipment - 1.26%
2,000	Cooper Industries, Ltd. - Class A(1)	118,000
3,000	Molex Incorporated	89,460
		207,460

	Energy - 6.76%
2,500	Apache Corporation	125,275
2,000	Burlington Resources Inc.	81,600
60,000	Canadian Superior Energy, Inc. *(1)	111,000
2,000	Devon Energy Corporation	142,020
4,000	Patina Oil & Gas Corporation	118,280
3,000	Patterson-UTI Energy, Inc.	57,210
4,000	Plains Exploration & Production Company *	95,440
4,000	Transocean Inc. *(1)	143,120
1,500	Valero Energy Corporation	120,315
10,000	The Williams Companies, Inc.	121,000
		1,115,260

	Financial Services - 0.85%
1,500	The Goldman Sachs Group, Inc.	139,860

	Glass - 0.81%
12,000	Corning Incorporated *	132,960

	Health Care - 2.95%
7,000	Humana Inc. *	139,860
2,000	Johnson & Johnson	112,660
4,000	Psychiatric Solutions, Inc. *	101,400
1,500	Quest Diagnostics Incorporated	132,330
		486,250

	Instrumentation - 0.20%
2,000	Applied Materials, Inc. *	32,980

	Insurance - 3.51%
2,000	Aetna Inc.	199,860
3,500	The Allstate Corporation	167,965
400	White Mountains Insurance Group Ltd. (1)	210,400
		578,225

	Machinery - 1.35%
1,500	Caterpillar, Inc.	120,675
1,500	Ingersoll-Rand Company - Class A(1)	101,955
		222,630

	Medical Technology - 1.51%
2,000	Biomet, Inc.	93,760
3,000	Medtronic, Inc.	155,700
		249,460

	Metals & Mining - 4.26%
20,000	Coeur d'Alene Mines Corporation *	94,800
3,000	Commercial Metals Company	119,160
4,500	Inco Limited *(1)	175,725
10,000	Placer Dome Inc. (1)	198,800
3,000	POSCO ADR(1)	113,550
		702,035

	Office Equipment - 4.09%
20,000	Brocade Communications Systems, Inc. *	113,000
8,000	Dell Inc. *	284,800
10,000	EMC Corporation *	115,400
7,000	Network Appliance, Inc. *	161,000
		674,200

	Publishing and Broadcast - 1.66%
1,500	The Dun & Bradstreet Corporation *	88,050
6,000	XM Satellite Radio Holdings Inc. - Class A *	186,120
		274,170

	Retail - General - 1.08%
2,000	Costco Wholesale Corporation	83,120
2,500	Nordstrom, Inc.	95,600
		178,720

	Retail - Specialty - 4.39%
2,000	Aeropostale, Inc. *	52,400
4,000	Barnes & Noble, Inc. *	148,000
4,000	Claire's Stores, Inc.	100,160
7,000	The Home Depot, Inc.	274,400
3,000	V. F. Corporation	148,350
		723,310

	Semiconductors - 6.15%
5,000	Analog Devices, Inc.	193,900
2,000	Broadcom Corporation - Class A *	54,580
15,000	ChipMOS TECHNOLOGIES (Bermuda) LTD. *(1)	104,850
5,000	Fairchild Semiconductor International, Inc. *	70,850
6,000	Intel Corporation	120,360
4,000	Marvell Technology Group Ltd. *(1)	104,520
10,000	Micron Technology, Inc. *	120,300
20,000	RF Micro Devices, Inc. *	126,800
5,000	Silicon Image, Inc. *	63,200
2,000	Xilinx, Inc.	54,000
		1,013,360

	Services - 11.08%
4,000	Amazon.com, Inc. *	163,440
2,000	Automatic Data Processing, Inc.	82,640
5,000	Cintas Corporation	210,200
2,500	eBay Inc. *	229,850
2,000	Ecolab Inc.	62,880
5,000	First Data Corporation	217,500
1,000	Infosys Technologies Limited ADR(1)	56,600
4,800	Iron Mountain Incorporated *	162,480
3,000	Monster Worldwide Inc. *	73,920
20,000	NIC Inc. *	107,200
50,000	Private Business, Inc. *	93,500
6,000	SeaChange International, Inc. *	95,940
8,000	Yahoo! Inc. *	271,280
		1,827,430

	Software - 11.00%
5,000	Adobe Systems Incorporated	247,350
1,000	ANSYS, Inc. *	49,730
2,000	Avid Technology, Inc. *	93,740
7,000	Bottomline Technologies, Inc. *	66,150
2,000	Kronos Incorporated *	88,580
4,000	Microsoft Corporation	110,600
10,000	Parametric Technology Corporation *	52,800
12,000	RSA Security Inc. *	231,600
10,000	Red Hat, Inc. *	122,400
3,500	SAP AG ADR(1)	136,325
2,000	Symantec Corporation *	109,760
5,000	TIBCO Software Inc. *	42,550
3,000	Verint Systems Inc. *	110,520
12,000	VeriSign, Inc. *	238,560
7,000	Witness Systems, Inc. *	112,490
		1,813,155

	Telecommunications - 5.59%
4,000	America Movil S.A. de C.V. - Series L ADR(1)	156,120
4,000	Comverse Technology, Inc. *	75,320
7,000	Juniper Networks, Inc. *	165,200
5,000	Nextel Communications, Inc. - Class A *	119,200
4,000	Novatel Wireless, Inc. *	94,000
8,000	QUALCOMM Inc.	312,320
		922,160

	Transportation - 1.85%
1,500	FedEx Corp.	128,535
3,000	Landstar System, Inc. *	176,040
		304,575

	Utilities - 1.92%
1,500	AO VimpelCom ADR *(1)	163,200
10,000	Korea Electric Power Corporation ADR(1)	105,500
1,200	Verizon Communications Inc.	47,256
		315,956

	TOTAL COMMON STOCKS (Cost $12,475,082)	15,395,411

	CONVERTIBLE PREFERRED STOCKS - 0.44%
1,500	TXI Capital Trust I *	73,035

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,545)	73,035

Principal
Amount
	CORPORATE BOND - 0.91%
$ 150,000	General Electric Capital Corporation, 5.00%/6.50%, due 12/18/2018 (2)	149,063

	TOTAL CORPORATE BOND (Cost $150,000)	149,063

	CONVERTIBLE BOND - 0.78%
150,000	SPACEHAB, Incorporated, 8.00%, 10/15/2007	129,000

	TOTAL CONVERTIBLE BOND (Cost $111,363)	129,000

	SHORT-TERM INVESTMENTS - 3.60%
593,442	First American Government Obligations Fund	593,442

	TOTAL SHORT-TERM INVESTMENTS (Cost $593,442)	593,442

	TOTAL INVESTMENTS (Cost $13,399,432) - 99.11%	16,339,951

	OTHER ASSETS, LESS LIABILITIES - 0.89%	147,120

	TOTAL NET ASSETS - 100.00%	$ 16,487,071

	* Non-income producing security.
	ADR - American Depositary Receipts.
	(1) Foreign security or a U.S. security of a foreign company.
	(2) STEP - Bonds where the coupon increases or steps up at a predetermined rate.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.
By (Signature and Title) /s/ Robert P. Morse
                                                 Robert P. Morse, President

Date October 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert P. Morse
                                                 Robert P. Morse, President

Date October 25, 2004

By (Signature and Title) /s/ Jian H. Wang
                                                 Jian H. Wang, Treasurer

Date October 25, 2004